Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Share-based Compensation
11.	Share-based Compensation

Description of stock option plan and Share option replacement

In June 2018, the directors of the Company (the “Directors”) approved the TokenCat Limited Share Incentive Plan (the “Share Incentive Plan”). Under the Share Incentive Plan, 38,723,321 ordinary shares were issued to Best Cars for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and nonemployees of the Company were replaced by the restricted shares. As a result of the Share Incentive Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company has recognized the incremental expenses immediately for those vested share options, the unvested portion will be recognized as expenses over the remaining vesting periods.

On March 13, 2023, the directors of the Company (the “Directors”) approved the 2023 Share Incentive Plan (the “2023 Plan”). Under the 2023 Plan, the Group are authorized to issue an aggregate of 169,172,564 ordinary shares to employees.

For the six months ended June 30, 2024 and 2025, the Company has granted 3,000,000 and nil restricted shares to its employees. The total fair value of RMB1.3 million and nil for those granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of	Weighted-Average
	restricted shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2024	25,905,000	0.065
Granted	—	—
Forfeit	—	—
Vested	(8,825,000)	0.154
Outstanding as of June 30, 2025 (unaudited)	17,080,000	0.018

For the six months ended June 30, 2024 and 2025, total share-based compensation expenses recognized by the Group for the restricted shares granted were RMB15.5 million and RMB9.0 million, respectively.

As of June 30, 2025, there was RMB1.1 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 1.6 years.